SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENTED INFORMATION
SEGMENTED INFORMATION

23.SEGMENTED INFORMATION

The Company identifies its operating segments as those operations whose operating results are reviewed by the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, for the purpose of allocating resources and assessing performance. Each of the Company’s operating mines and significant projects are considered to be separate operating segments. Reportable operating segments represent more than 10.0% of the combined revenue from mining operations, income or loss or total assets of all operating segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed where the Company believes that the information is useful. The CODM also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development expenses and impairment losses and reversals) on a mine-by-mine basis. Revenues from mining operations and production costs for the reportable segments are reported net of intercompany transactions. Corporate and other assets and specific income and expense items are not allocated to reportable segments.

	Year Ended December 31, 2024
	Revenues from		Exploration and	Segment
	Mining	Production	Corporate	Income
	Operations	Costs	Development	(Loss)
LaRonde mine	$588,839	$(239,309)	$—	$349,530
LZ5	181,475	(80,186)	—	101,289
Canadian Malartic	1,492,313	(532,037)	—	960,276
Goldex	321,346	(129,977)	—	191,369
Meliadine	890,243	(350,280)	—	539,963
Meadowbank	1,178,132	(463,464)	—	714,668
Kittila	523,550	(227,334)	—	296,216
Detour Lake	1,582,974	(497,079)	—	1,085,895
Macassa	670,568	(201,371)	—	469,197
Fosterville	545,152	(147,045)	—	398,107
Pinos Altos	245,997	(168,231)	—	77,766
La India	65,164	(49,767)	—	15,397
Exploration	—	—	(219,610)	(219,610)
Segment totals	$8,285,753	$(3,086,080)	$(219,610)	$4,980,063
Total segments income				$4,980,063
Corporate and other:
Amortization of property, plant and mine development				(1,514,076)
General and administrative				(207,450)
Finance costs				(126,738)
Loss on derivative financial instruments				(155,819)
Foreign currency translation loss				(9,383)
Care and maintenance				(60,574)
Other expenses				(84,468)
Income before income and mining taxes				$2,821,555

23.SEGMENTED INFORMATION (Continued)

	Year Ended December 31, 2023
	Revenues from		Exploration and		Segment
	Mining	Production	Corporate	Impairment	Income
	Operations	Costs	Development	Loss	(Loss)
LaRonde mine	$483,065	$(218,020)	$—	$—	$265,045
LZ5	130,711	(81,624)	—	—	49,087
Canadian Malartic	1,124,480	(465,814)	—	—	658,666
Goldex	272,801	(112,022)	—	—	160,779
Meliadine	697,431	(343,650)	—	—	353,781
Meadowbank	858,209	(524,008)	—	—	334,201
Kittila	448,719	(205,857)	—	—	242,862
Detour Lake	1,262,839	(453,498)	—	—	809,341
Macassa	431,827	(155,046)	—	(675,000)	(398,219)
Fosterville	552,468	(131,298)	—	—	421,170
Pinos Altos	212,876	(145,936)	—	(112,000)	(45,060)
La India	151,483	(96,490)	—	—	54,993
Exploration	—	—	(215,781)	—	(215,781)
Segment totals	$6,626,909	$(2,933,263)	$(215,781)	$(787,000)	$2,690,865
Total segments income					$2,690,865
Corporate and other:
Amortization of property, plant and mine development					(1,491,771)
General and administrative					(208,451)
Finance costs					(130,087)
Gain on derivative financial instruments					68,432
Foreign currency translation gain					328
Care and maintenance					(47,392)
Revaluation gain					1,543,414
Other expenses					(66,269)
Income before income and mining taxes					$2,359,069

23.SEGMENTED INFORMATION (Continued)

The following table sets out revenues from mining operations by geographic area(i):

	Year Ended December 31,
	2024	2023
Canada	$6,905,890	$5,261,363
Australia	545,152	552,468
Finland	523,550	448,719
Mexico	311,161	364,359
Total revenues from mining operations	$8,285,753	$6,626,909

Note:

(i) Based on the location of the mine from which the product originated.

The following table sets out total assets by segment:

	Total Assets as at
	December 31,	December 31,
	2024	2023
LaRonde mine	$1,064,726	$1,031,331
LZ5	166,484	133,531
Canadian Malartic	6,833,320	6,898,179
Goldex	457,204	401,573
Meliadine	2,344,399	2,356,234
Meadowbank	1,343,936	1,346,911
Kittila	1,559,735	1,685,400
Detour Lake	9,730,258	9,353,435
Macassa	1,774,106	1,638,864
Fosterville	1,044,241	976,221
Pinos Altos	392,480	410,653
La India	94,806	113,736
Exploration	1,418,441	1,253,334
Corporate and other	1,762,882	1,085,547
Total assets	$29,987,018	$28,684,949

The following table sets out non-current assets by geographic area:

	As at December 31,	As at December 31,
	2024	2023
Canada	$23,803,520	$23,049,670
Australia	1,176,213	1,174,789
Finland	1,431,114	1,471,378
Mexico	747,392	774,154
Sweden	13,812	14,970
United States	9,686	8,836
Total non-current assets	$27,181,737	$26,493,797

23.SEGMENTED INFORMATION (Continued)

The following table sets out the carrying amount of goodwill by segment for the years ended December 31, 2024 and December 31, 2023:

			Canadian
			Malartic
	Detour	Macassa	Complex	Exploration	Total
Cost	$1,215,444	$420,887	$2,882,228	$60,000	$4,578,559
Accumulated impairment	—	(420,887)	—	—	(420,887)
Carrying amount	$1,215,444	$—	$2,882,228	$60,000	$4,157,672

The following table sets out capital expenditures by segment:

	Year Ended December 31,
	2024	2023
LaRonde mine	$127,613	$122,917
LZ5	48,593	38,930
Canadian Malartic	320,103	263,151
Goldex	69,884	87,001
Meliadine	173,770	191,011
Meadowbank	96,137	128,063
Kittila	79,259	82,301
Detour Lake	502,756	422,668
Macassa	170,783	146,259
Fosterville	90,041	87,439
Pinos Altos	31,836	36,498
La India	30	266
Exploration	103,180	27,316
Corporate and other	3,964	20,309
Total capital expenditures	$1,817,949	$1,654,129